Share-Based Compensation - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		4 years
Issuance of ordinary shares upon exercise of options (in shares)		79,212
Allocated share based compensation expense		$ 11,856,000	$ 1,217,000	$ 1,831,000
Proceeds from the issuance of common stock		$ 148,732,000	$ 0	$ 0
Weighted average remaining contractual life		8 years 1 month 6 days
Share based compensation arrangement by share based payment award, options, outstanding, intrinsic value		$ 900,000
Weighted average grant date fair values		$ 1.20	$ 0.81	$ 0.51
Share based compensation arrangement by share based payment award options outstanding intrinsic value		$ 600,000
Two Thousand and Sixteen Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by Share-based payment award, purchase price of common stock, percent		100.00%
Share-based compensation arrangement by Share-based payment award, expiration period		10 years
Two Thousand and Twenty One Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance		56,094,909
Increase in the number of shares reserved for future issuance as a percentage of common stock shares outstanding	1.00%	5.00%
Share-based compensation arrangement by share-based payment award, number of shares authorized		200,000,000
Share-based payment award, award vesting rights, percentage		25.00%
Issuance of ordinary shares upon exercise of options (in shares)		3,000
Share-based payment award, options, exercises in period		$ 100,000	$ 0
Percentage of compensation upto which shares can be purchased		15.00%
Number of offering periods in respect of the employee stock purchase plan		6 months
Stock shares issued during the period on exercise of stock options		$ 79,212,000
Proceeds from the issuance of common stock		$ 100,000
Two Thousand and Twenty One Equity Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award options vested during the period shares		7.7
Two Thousand and Twenty One Equity Incentive Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement remaining vesting period		3 years
Two Thousand and Twenty One Equity Incentive Plan [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage		25.00%
Two Thousand and Twenty One Equity Incentive Plan [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage		25.00%
Two Thousand and Twenty One Equity Incentive Plan [Member] | Share Based Compensation Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage		25.00%
Two Thousand and Twenty One Employee Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance		3,000,000
Date of expiry of the employee stock purchase plan	Jan. 01, 2031
Period for which the offer is open		24 months
Employee Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized					5,701,205
Increase or decrease in issuance of share					2,701,205
Share based payment arrangement nonvested award cost not yet recognized period for recognition		$ 500,000
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition		1 year 3 months 18 days
Two Thousand And Twenty One Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized					69,600,936
Increase or decrease in issuance of share					13,506,027
Share based payment arrangement nonvested award cost not yet recognized period for recognition		$ 16,200,000
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition		3 years 2 months 12 days
Two Thousand And Twenty One Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense		$ 6,400,000